NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2019
General Information About Financial Statements [Abstract]
Disclosure of estimated useful lives of property, plant and equipment
The estimated useful lives, residual values and depreciation methods are as follows:

	Method	Amortization rate/period
Buildings and improvements	Declining balance/Straight-line	2.5 to 10%/3 to 40 years
Simulators	Straight-line (10% residual)	Not exceeding 25 years
Machinery and equipment	Declining balance/Straight-line	20 to 35%/2 to 15 years
Aircraft	Straight-line (residual not exceeding 15%)	Not exceeding 25 years
Aircraft engines	Based on utilization	Not exceeding 3,500 hours

						Assets
		Buildings		Machinery	Aircraft and	under	Assets
		and		and	aircraft	finance	under
(amounts in millions)	Land	improvements	Simulators	equipment	engines	lease	construction	Total
Net book value at March 31, 2017	$23.6	$196.1	$1,012.7	$48.6	$55.2	$150.1	$96.3	$1,582.6
Additions	—	13.3	27.8	16.5	5.6	—	110.7	173.9
Acquisition of subsidiaries (Note 3)	—	7.8	87.0	0.4	—	—	32.5	127.7
Disposals	—	(0.1)	(18.0)	(0.1)	(0.5)	(2.2)	—	(20.9)
Depreciation	—	(15.4)	(66.8)	(18.3)	(3.8)	(16.5)	—	(120.8)
Transfers and others	—	(1.4)	114.0	2.3	(0.4)	(7.1)	(78.0)	29.4
Exchange differences	0.3	2.5	29.2	0.9	(0.7)	(3.1)	2.9	32.0
Net book value at March 31, 2018	$23.9	$202.8	$1,185.9	$50.3	$55.4	$121.2	$164.4	$1,803.9
Additions	—	27.3	10.3	16.9	2.5	—	194.8	251.8
Additions – through the monetization
of royalties (Note 30)	—	—	46.0	—	—	—	—	46.0
Acquisition of subsidiaries (Note 3)	0.1	0.1	70.4	0.5	0.3	103.4	0.4	175.2
Disposals	—	—	(1.3)	—	(0.2)	—	—	(1.5)
Depreciation	—	(16.8)	(83.1)	(17.3)	(4.5)	(15.9)	—	(137.6)
Impairment (Note 21)	—	—	(4.9)	—	—	—	—	(4.9)
Transfers and others	—	4.4	232.3	1.2	—	(6.2)	(212.8)	18.9
Exchange differences	(0.1)	—	(5.3)	(0.1)	1.3	3.5	(1.8)	(2.5)
Net book value at March 31, 2019	$23.9	$217.8	$1,450.3	$51.5	$54.8	$206.0	$145.0	$2,149.3

						Assets
		Buildings		Machinery	Aircraft and	under	Assets
		and		and	aircraft	finance	under
	Land	improvements	Simulators	equipment	engines	lease	construction	Total
Cost	$23.9	$401.1	$1,683.9	$223.4	$64.4	$276.1	$164.4	$2,837.2
Accumulated depreciation	—	(198.3)	(498.0)	(173.1)	(9.0)	(154.9)	—	(1,033.3)
Net book value at March 31, 2018	$23.9	$202.8	$1,185.9	$50.3	$55.4	$121.2	$164.4	$1,803.9
Cost	$23.9	$431.5	$2,005.0	$221.1	$67.0	$345.7	$145.0	$3,239.2
Accumulated depreciation	—	(213.7)	(554.7)	(169.6)	(12.2)	(139.7)	—	(1,089.9)
Net book value at March 31, 2019	$23.9	$217.8	$1,450.3	$51.5	$54.8	$206.0	$145.0	$2,149.3

Disclosure of estimated useful lives of intangible assets
Amortization is calculated using the straight-line method for all intangible assets over their estimated useful lives as follows:

Amortization period
(in years)
Capitalized development costs	3 to 10
Customer relationships	3 to 20
ERP and other software	3 to 10
Licenses and technology	3 to 20
Other intangible assets	2 to 40